Business Acquisition, Pro Forma Information (Detail) (Marcellus Joint Venture, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Marcellus Joint Venture
Business Acquisition [Line Items]
Pro forma net revenues	$ 91,940	$ 50,545	$ 194,353	$ 80,717	$ 179,281
Pro forma net loss	$ (7,917)	$ 35,476	$ (76,934)	$ 27,714	$ (30,509)
Pro forma earnings per share					$ (0.24)